Notes to the interim condensed consolidated statement of income (loss) (Tables)	6 Months Ended
Jun. 30, 2026
Notes to the interim condensed consolidated statement of income (loss)
Schedule of revenues and other income

	Six months ended
(in thousands of euros)	June 30, 2025	June 30, 2026
Revenue	4,454	20
Total revenues	4,454	20
CIR	1,125	839
Subsidies	—	5
Other	32	442
Total other income	1,156	1,286
Total revenues and other income	5,610	1,305

Schedule of operating expenses

	Six months ended June 30, 2026
		Marketing –
	Research and	business	General and
	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Studies	(32,610)	—	—	(32,610)
Personnel costs	(10,396)	(955)	(12,970)	(24,321)
Fees	(173)	—	(5,219)	(5,392)
Depreciation, amortization and provisions	(1,216)	—	(190)	(1,406)
Support costs (including taxes)	—	—	(437)	(436)
Insurance	—	—	(871)	(871)
IT systems	(569)	(8)	(39)	(617)
Patents	(470)	—	—	(470)
Energy and liquids	(114)	—	—	(114)
Maintenance	(51)	—	—	(51)
Disposables	(31)	—	—	(31)
Other(1)	(609)	(1,626)	(2,522)	(4,757)
Total operating expenses	(46,238)	(2,589)	(22,247)	(71,074)
(1)	Other expenses primarily consist of costs related to the commercial development of lanifibranor. Please note these expenses are different from the “Other operating expenses” presented in Note 5.3 – Other operating income and expenses.

	Six months ended June 30, 2025
	Research and	Marketing –	General and
	development	Business	administrative
(in thousands of euros)	expenses	development	expenses	Total
Studies	(34,487)	—	—	(34,487)
Personnel costs	(6,811)	(73)	(8,300)	(15,184)
Fees	(141)	—	(3,247)	(3,387)
Depreciation, amortization and provisions	(1,580)	—	(124)	(1,704)
Support costs (including taxes)	—	—	(330)	(330)
Insurance	—	—	(792)	(792)
IT systems	(414)	(10)	(55)	(479)
Patents	(343)	—	—	(343)
Energy and liquids	(402)	—	—	(402)
Maintenance	(177)	—	—	(177)
Disposables	(210)	—	—	(210)
Other	(327)	(663)	(1,866)	(2,855)
Total operating expenses	(44,890)	(746)	(14,713)	(60,349)

Schedule of personnel costs and headcount

	Six months ended June 30, 2026
		Marketing -
	Research and	business	General and
2026	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(5,155)	(417)	(3,308)	(8,880)
Payroll taxes	(1,694)	(79)	(1,834)	(3,606)
Provisions for retirement benefit obligations	(37)	—	(44)	(82)
Share-based compensation expense	(3,509)	(460)	(7,784)	(11,753)
Total personnel costs	(10,396)	(955)	(12,970)	(24,321)

	six months ended June 30, 2025
		Marketing -
	Research and	business	General and
2025	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,139)	(65)	(1,716)	(5,920)
Payroll taxes	(1,675)	(8)	(1,549)	(3,232)
Provisions for retirement benefit obligations	255	—	435	690
Share-based compensation expense	(1,251)	—	(5,470)	(6,721)
Total personnel costs	(6,811)	(73)	(8,300)	(15,184)

Schedule of other operating income and expenses

	Six months ended
(in thousands of euros)	June 30, 2025	June 30, 2026
Gain on disposals of assets	381	151
Total other operating income	381	151
Penalties	—	(1)
Restructuring expenses	(4,190)	(122)
Provisions - Restructuring	(3,106)	—
Provisions - Litigations	—	(614)
Share-based compensation expense	(1,288)	—
Allowance for doubtful accounts	—	(33)
Total other operating expenses	(8,583)	(769)
Other operating income (loss)	(8,202)	(619)

Schedule of financial income and expenses

	Six months ended
(in thousands of euros)	June 30, 2025	June 30, 2026
Income from cash equivalents	1,246	2,215
Foreign exchange gains	1,181	3,230
Gains on derecognition of Legacy EIB Warrants	—	68,454
Gains on fair value of Convertible option (Convertible Bonds)	—	1,012
Total financial income	2,427	74,910
Interest cost	(9,716)	(14,460)
Catch-up impact of the EIB debt remeasurement	—	(5,517)
Foreign exchange losses	(3,266)	(669)
Losses on fair value variation remeasurement of Legacy EIB Warrants	(102,640)	(8,569)
Loss on derecognition of emaining EIB warrant settlement obligation	—	(40,744)
Losses on fair value variation of Lenders’ Warrants	—	(3,475)
Loss on initial measurement at fair value of the Lenders’ Tranche B cash collateral deposit	—	(555)
Other financial expenses	(30)	(15)
Total financial expenses	(115,651)	(74,004)
Net financial income (loss)	(113,224)	907

Schedule of share of net profit (loss) - Equity method

(in thousands of euros)	June 30, 2025	June 30, 2026
General and administrative expenses	(2,155)	(1,624)
Net operating loss	(2,155)	(1,624)
Financial income	2	32
Financial expenses	(5)	(49)
Net financial income	(3)	(17)
Net loss for the period	(2,158)	(1,642)
Exchange difference on translation of foreign operations	(573)	(70)
Items that will be reclassified subsequently to profit or loss	(573)	(70)
Total comprehensive loss	(2,732)	(1,712)
Group’s share in %	15%	14%
Share of net loss	(334)	(227)
Elimination of downstream sales	113	54
Share of net loss - Equity method	(220)	(172)

Schedule of basic and diluted loss per share

	Six months ended
in euros except net result (in thousands of euros)	June 30, 2025	June 30, 2026
Net loss for the period	(175,882)	(69,467)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share(1)	108,839,636	273,582,870
Basic/diluted loss per share	(1.62)	(0.25)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Company. In accordance with IAS 33.24, issued T1 BSAs, T1bis BSAs and T2 BSAs are included at the denominator as these are exercisable for little or no consideration after vesting.